RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2026
RELATED PARTY TRANSACTIONS
Schedule of balances due to related parties
	March 31, 2026	March 31, 2025
Balances due to related parties	($)	($)
Hunter Dickinson Services Inc.	269,360	242,569
United Mineral Services Ltd.	12,332	30,173
High Hills Consulting Ltd. (CFO fees)	17,648	–
Diane Nicolson (expenses reimbursement)	12,565	–
Thomas Wilson (former-CFO fees)	–	5,496
Total	311,905	278,238

Summary of transactions with HDSI
	Years ended March 31,
	2026	2025	2024
(rounded to the nearest thousand CAD)	($)	($)	($)
Services received from HDSI and as requested by the Company	1,909,000	1,977,000	1,278,000
Information technology – infrastructure and support services	84,000	84,000	62,000
Office rent	55,000	53,000	45,000
Reimbursement, at cost, of third-party expenses
incurred by HDSI on behalf of the Company	434,000	271,000	329,000
Total	2,482,000	2,385,000	1,714,000